LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2024	Dec. 31, 2023
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	18 years 10 months 24 days	18 years
Finance leases, Weighted average remaining lease term	8 years 6 months	9 years 6 months
Operating leases, Weighted average discount rate	14.52%	6.66%
Finance leases, Weighted average discount rate	10.70%	10.70%